Segment Information - Revenue and non-current assets by regions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue from external customers	$ 30,621	$ 21,743	$ 13,164
Non-current assets	126,324	151,112
Hong Kong
Disclosure of geographical areas [line items]
Revenue from external customers	14,266	8,964	13,164
Non-current assets	120,421	147,559
The United States
Disclosure of geographical areas [line items]
Revenue from external customers	5,511	0	0
Non-current assets	1,054	0
United Kingdom
Disclosure of geographical areas [line items]
Revenue from external customers	2,780	2,270	0
Non-current assets	185	213
Taiwan
Disclosure of geographical areas [line items]
Revenue from external customers	7,092	9,325	0
Non-current assets	3,484	2,386
Rest of the world
Disclosure of geographical areas [line items]
Revenue from external customers	972	1,184	$ 0
Non-current assets	$ 1,180	$ 954